GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 5,839	$ 6,944
Immco Diagnostics Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill		4,979
Trinity Biotech Manufacturing Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	3,599	856
Trinity Biotech Do Brasil [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	454	956
Biopool US Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	355	$ 153
Primus Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	1,024
Clark Laboratories Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 407